Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance beginning	$ 12,072	$ 16,539
Depreciation	(4,033)	(4,572)
Disposals	(96)	(339)
Additions	1,275	929
Remeasurement	160	(536)
Effect of changes in exchange rates	(71)	51
Balance ending	9,307	12,072
Buildings
Leases
Balance beginning	11,713	16,201
Depreciation	(3,803)	(4,316)
Disposals	0	(293)
Additions	969	613
Remeasurement	159	(536)
Effect of changes in exchange rates	(60)	44
Balance ending	8,978	11,713
Vehicles
Leases
Balance beginning	359	338
Depreciation	(230)	(256)
Disposals	(96)	(46)
Additions	306	316
Remeasurement	1
Effect of changes in exchange rates	(11)	7
Balance ending	$ 329	$ 359